MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT

                                DECEMBER 31, 2002

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                                  Annual Report
                                December 31, 2002

Dear Policyowner:

      We are pleased to send you the 2002 Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life Investment Fund) ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2002, the following total returns were experienced in these seventeen Separate Account Funds:

Investment Company Money Market Fund(1) ..........................         +0.6%
Investment Company All America Fund ..............................        -23.1%
Investment Company Equity Index Fund .............................        -22.8%
Investment Company Mid-Cap Equity Index Fund .....................        -16.0%
Investment Company Bond Fund .....................................         +5.8%
Investment Company Short-Term Bond Fund ..........................         +4.1%
Investment Company Mid-Term Bond Fund ............................         +8.7%
Investment Company Composite Fund ................................         -8.3%
Investment Company Aggressive Equity Fund ........................        -21.2%
Scudder Bond Fund ................................................         +6.7%
Scudder Capital Growth Fund ......................................        -29.8%
Scudder International Fund .......................................        -19.1%
American Century VP Capital Appreciation Fund ....................        -21.7%
Calvert Social Balanced Fund .....................................        -12.9%
Fidelity VIP Equity-Income Fund ..................................        -17.6%
Fidelity VIP II Contrafund .......................................        -10.1%
Fidelity VIP II Asset Manager Fund ...............................         -9.5%

----------
(1) The seven-day net annualized effective yield as of 2/18/03 was 0.1% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as for the cost of insurance and the monthly service charge), however, are not reflected in the above results. Inclusion of such charges would result in a reduction in the total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. For receipt of this document online, instead of through the mail, visit www.mutualofamerica.com and sign-up for eDocuments in the "My Account" section. After providing consent to receive electronic documents, notification emails will communicate the online availability of prospectuses, annual and semi-annual reports of the separate accounts and underlying funds, as well as future documents offered electronically.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt

                                      Manfred Altstadt
                                      Senior Executive Vice President
                                      and Chief Financial Officer,
                                      Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of Mutual of America Separate Account No. 3 ..................   1

   Statement of Assets and Liabilities .....................................   5

   Statement of Operations .................................................   7

   Statements of Changes in Net Assets .....................................   9

   Financial Highlights ....................................................  12

   Notes to Financial Statements ...........................................  15

   Independent Auditors' Report ............................................  17

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                        Investment Company
                                                                --------------------------------------------------------------------
                                                                  Money           All         Equity          Mid-Cap
                                                                 Market         America        Index       Equity Index       Bond
                                                                  Fund           Fund          Fund            Fund           Fund
                                                                --------       --------       --------     ------------     --------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $14,164
   All America Fund -- $1,097,974
   Equity Index Fund -- $869,513
   Mid-Cap Equity Index Fund -- $432,351
   Bond Fund -- $52,526)
   (Notes 1 and 2) ......................................       $ 13,826       $588,339       $530,673       $350,813       $ 50,180
Due from (To) General Account ...........................              4            330            685            293             98
                                                                --------       --------       --------       --------       --------
NET ASSETS ..............................................       $ 13,830       $588,669       $531,358       $351,106       $ 50,278
                                                                ========       ========       ========       ========       ========
UNIT VALUE AT DECEMBER 31, 2002 .........................       $   2.30       $   5.96       $   2.06       $   1.05       $   3.78
                                                                ========       ========       ========       ========       ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 ....................................          6,019         98,846        257,511        333,023         13,313
                                                                ========       ========       ========       ========       ========

                                                                                        Investment Company
                                                                 -----------------------------------------------------------------
                                                                                                                       Aggressive-
                                                                 Short-Term          Mid-Term          Composite         Equity
                                                                  Bond Fund          Bond Fund           Fund             Fund
                                                                 ----------          ---------         ---------       -----------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $6,738
   Mid-Term Bond Fund -- $40,892
   Composite Fund -- $231,537
   Aggressive Equity Fund -- $647,977)
   (Notes 1 and 2) .......................................         $  6,765          $ 41,864          $166,050          $398,117
Due from (To) General Account ............................               --                 7               204               224
                                                                   --------          --------          --------          --------
NET ASSETS ...............................................         $  6,765          $ 41,871          $166,254          $398,341
                                                                   ========          ========          ========          ========
UNIT VALUE AT DECEMBER 31, 2002 ..........................         $   1.52          $   1.64          $   4.46          $   1.95
                                                                   ========          ========          ========          ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 .....................................            4,463            25,589            37,237           204,400
                                                                   ========          ========          ========          ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                                                          American
                                                                                         Scudder                           Century
                                                                    -----------------------------------------------     ------------
                                                                                        Capital                          VP Capital
                                                                       Bond             Growth        International     Appreciation
                                                                       Fund              Fund             Fund              Fund
                                                                     ---------         ---------      -------------     ------------
ASSETS:
Investments in Scudder Portfolios and
   American Century VP Capital
   Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund -- $16,602
   Scudder Capital Growth Fund -- $1,301,321
   Scudder International Fund -- $306,696
   American Century VP Capital
     Appreciation Fund-- $227,631)
   (Notes 1 and 2) ..........................................        $  17,241         $ 669,962        $ 150,809         $ 105,456
Due from (To) General Account ...............................             (228)               46             (197)              (71)
                                                                     ---------         ---------        ---------         ---------
NET ASSETS ..................................................        $  17,013         $ 670,008        $ 150,612         $ 105,385
                                                                     =========         =========        =========         =========
UNIT VALUE AT DECEMBER 31, 2002 .............................        $   15.58         $   24.10        $   11.10         $   10.52
                                                                     =========         =========        =========         =========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 ........................................            1,092            27,801           13,572            10,015
                                                                     =========         =========        =========         =========

                                                                  Calvert                             Fidelity
                                                                  --------        -----------------------------------------------
                                                                   Social              VIP            VIP II           VIP II
                                                                  Balanced        Equity-Income       Contra        Asset Manager
                                                                    Fund              Fund             Fund             Fund
                                                                  --------        -------------      --------       -------------
ASSETS:
Investments in Calvert Social Balanced
   Portfolio and Fidelity Portfolios
   at market value
   (Cost:
   Calvert Social Balanced Fund -- $69,379
   VIP Equity-Income Fund -- $258,379
   VIP II Contra Fund -- $735,489
   VIP II Asset Manager Fund -- $186,165)
   (Notes 1 and 2) .......................................        $ 51,409          $200,523         $573,676         $158,972
Due from (To) General Account ............................            (280)              208               67              367
                                                                  --------          --------         --------         --------
NET ASSETS ...............................................        $ 51,129          $200,731         $573,743         $159,339
                                                                  ========          ========         ========         ========
UNIT VALUE AT DECEMBER 31, 2002 ..........................        $   2.59          $  26.89         $  23.27         $  21.65
                                                                  ========          ========         ========         ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 .....................................          19,705             7,466           24,653            7,359
                                                                  ========          ========         ========         ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                                                         Investment Company
                                                                  ------------------------------------------------------------------
                                                                                                                           Mid-Cap
                                                                  Money Market       All America      Equity Index      Equity Index
                                                                      Fund              Fund              Fund              Fund
                                                                  ------------       -----------      ------------      ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .........................................        $     210         $   6,129         $   9,448         $   6,324
                                                                    ---------         ---------         ---------         ---------
Expenses (Note 3):
   Fees and administrative expenses ........................              404             9,566             7,077             3,497
                                                                    ---------         ---------         ---------         ---------
NET INVESTMENT INCOME (LOSS) ...............................             (194)           (3,437)            2,371             2,827
                                                                    ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................              (59)         (169,223)          (29,652)           (3,648)
   Net unrealized appreciation
     (depreciation) of investments .........................               32           (29,805)         (128,092)          (66,897)
                                                                    ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..............................              (27)         (199,028)         (157,744)          (70,545)
                                                                    ---------         ---------         ---------         ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................        $    (221)        $(202,465)        $(155,373)        $ (67,718)
                                                                    =========         =========         =========         =========

                                                                                       Investment Company
                                                            -----------------------------------------------------------------------
                                                                                                                         Aggressive
                                                              Bond         Short-Term      Mid-Term       Composite        Equity
                                                              Fund          Bond Fund      Bond Fund        Fund            Fund
                                                            ---------      ----------      ---------      ---------      ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...................................      $   4,042       $     184      $   1,054      $   5,921       $      --
                                                            ---------       ---------      ---------      ---------       ---------
Expenses (Note 3):
   Fees and administrative expenses ..................          1,084             111            297          3,068           5,332
                                                            ---------       ---------      ---------      ---------       ---------
NET INVESTMENT INCOME (LOSS) .........................          2,958              73            757          2,853          (5,332)
                                                            ---------       ---------      ---------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...........            (10)             26            152        (12,203)        (37,331)
   Net unrealized appreciation
     (depreciation) of investments ...................           (880)             60            758         (6,952)        (72,629)
                                                            ---------       ---------      ---------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ........................           (890)             86            910        (19,155)       (109,960)
                                                            ---------       ---------      ---------      ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................      $   2,068       $     159      $   1,667      $ (16,302)      $(115,292)
                                                            =========       =========      =========      =========       =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                                                                                       American
                                                                                      Scudder                           Century
                                                                 -----------------------------------------------     -------------
                                                                                    Capital                            VP Capital
                                                                   Bond             Growth         International      Appreciation
                                                                   Fund              Fund              Fund               Fund
                                                                 ---------         ---------       -------------      ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................        $     894         $   2,477         $   1,349         $      --
                                                                 ---------         ---------         ---------         ---------
Expenses (Note 3):
   Fees and administrative expenses .....................              347             6,994             1,530             1,170
                                                                 ---------         ---------         ---------         ---------
NET INVESTMENT INCOME (LOSS) ............................              547            (4,517)             (181)           (1,170)
                                                                 ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............              (47)          (16,385)           (7,700)           (5,685)
   Net unrealized appreciation
     (depreciation) of investments ......................              270          (250,427)          (25,842)          (22,407)
                                                                 ---------         ---------         ---------         ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...........................              223          (266,812)          (33,542)          (28,092)
                                                                 ---------         ---------         ---------         ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................        $     770         $(271,329)        $ (33,723)        $ (29,262)
                                                                 =========         =========         =========         =========

                                                                 Calvert                            Fidelity
                                                                 --------        -------------------------------------------------
                                                                  Social              VIP             VIP II            VIP II
                                                                 Balanced        Equity-Income        Contra         Asset Manager
                                                                   Fund              Fund              Fund              Fund
                                                                 --------        -------------       --------        -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividends Income .....................................        $  1,509          $  9,207          $  4,756          $  6,330
                                                                 --------          --------          --------          --------
Expenses (Note 3):
   Fees and administrative expenses .....................           1,055             4,263             6,453             2,360
                                                                 --------          --------          --------          --------
NET INVESTMENT INCOME (LOSS) ............................             454             4,944            (1,697)            3,970
                                                                 --------          --------          --------          --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............          (3,854)           (9,426)           (8,094)           (1,846)
   Net unrealized appreciation
     (depreciation) of investments ......................          (5,731)          (43,702)          (56,667)          (19,505)
                                                                 --------          --------          --------          --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...........................          (9,585)          (53,128)          (64,761)          (21,351)
                                                                 --------          --------          --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................        $ (9,131)         $(48,184)         $(66,458)         $(17,381)
                                                                 ========          ========          ========          ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,

                                                                               Investment Company
                                                  ---------------------------------------------------------------------------------
                                                      Money Market Fund            All America Fund           Equity Index Fund
                                                  -------------------------   -------------------------   -------------------------
                                                      2002          2001          2002          2001          2002          2001
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................  $      (194)  $       177   $    (3,437)  $    (8,617)  $     2,371   $    13,351
   Net realized gain (loss) on
     investments ...............................          (59)          145      (169,223)     (127,019)      (29,652)      (18,048)
   Net unrealized appreciation
     (depreciation) of investments .............           32            33       (29,805)      (84,267)     (128,092)      (85,087)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net Increase (Decrease) in net
   assets resulting from operations ............         (221)          355      (202,465)     (219,903)     (155,373)      (89,784)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
From Unit Transactions:
   Contributions ...............................        6,162         5,018       217,739       236,309       167,387       177,043
   Withdrawals .................................           --            (3)      (16,889)      (11,941)      (24,835)      (21,140)
   Net Transfers ...............................       (3,580)      (12,251)     (283,547)     (222,823)      (84,208)      (78,570)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net Increase (Decrease) from unit
   transactions ................................        2,582        (7,236)      (82,697)        1,545        58,344        77,333
                                                  -----------   -----------   -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS ..........        2,361        (6,881)     (285,162)     (218,358)      (97,029)      (12,451)
NET ASSETS:
Beginning of Year ..............................       11,469        18,350       873,831     1,092,189       628,387       640,838
                                                  -----------   -----------   -----------   -----------   -----------   -----------
End of Year ....................................  $    13,830   $    11,469   $   588,669   $   873,831   $   531,358   $   628,387
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                                     Investment Company
                                                    -------------------------------------------------------------------------------
                                                        Mid-Cap Equity
                                                          Index Fund                   Bond Fund                Short-Term Fund
                                                    -----------------------     -----------------------     -----------------------
                                                      2002          2001          2002          2001          2002          2001
                                                    ---------     ---------     ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................    $   2,827     $   5,084     $   2,958     $   1,746     $      73     $      97
   Net realized gain (loss) on
     investments ...............................       (3,648)       (1,567)          (10)        5,042            26           344
   Net unrealized appreciation
     (depreciation) of investments .............      (66,897)       (4,663)         (880)        1,652            60           210
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) in net
   assets resulting from operations ............      (67,718)       (1,146)        2,068         8,440           159           651
                                                    ---------     ---------     ---------     ---------     ---------     ---------
From Unit Transactions:
   Contributions ...............................       81,883        68,513        19,937        16,147         1,842         1,433
   Withdrawals .................................           --            --        (2,139)           --        (1,318)           --
   Net Transfers ...............................       (6,458)       20,322       (14,202)      (10,213)        1,430        (1,505)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) from unit
   transactions ................................       75,425        88,835         3,596         5,934         1,954           (72)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ..........        7,707        87,689         5,664        14,374         2,113           579
NET ASSETS:
Beginning of Year ..............................      343,399       255,710        44,614        30,240         4,652         4,073
                                                    ---------     ---------     ---------     ---------     ---------     ---------
End of Year ....................................    $ 351,106     $ 343,399     $  50,278     $  44,614     $   6,765     $   4,652
                                                    =========     =========     =========     =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,

                                                                                   Investment Company
                                                     ------------------------------------------------------------------------------
                                                       Mid-Term Bond Fund           Composite Fund          Aggressive Equity Fund
                                                     ----------------------     -----------------------     -----------------------
                                                       2002         2001          2002          2001          2002          2001
                                                     ---------    ---------     ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .................    $     757    $      52     $   2,853     $   5,880     $  (5,332)    $  (3,696)
   Net realized gain (loss) on
     investments ................................          152          429       (12,203)     (141,751)      (37,331)      (70,817)
   Net unrealized appreciation
     (depreciation) of investments ..............          758          564        (6,952)       59,093       (72,629)       (8,638)
                                                     ---------    ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) in net
   assets resulting from operations .............        1,667        1,045       (16,302)      (76,778)     (115,292)      (83,151)
                                                     ---------    ---------     ---------     ---------     ---------     ---------
From Unit Transactions:
   Contributions ................................        7,259        4,103        71,185        74,637       107,413       116,320
   Withdrawals ..................................           --           --        (2,405)      (14,972)      (43,154)      (11,657)
   Net Transfers ................................       24,263         (874)      (55,672)        6,769       (47,475)       (8,348)
                                                     ---------    ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) from unit
   transactions .................................       31,522        3,229        13,108        66,434        16,784        96,315
                                                     ---------    ---------     ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ...........       33,189        4,274        (3,194)      (10,344)      (98,508)       13,164
NET ASSETS:
Beginning of Year ...............................        8,682        4,408       169,448       179,792       496,849       483,685
                                                     ---------    ---------     ---------     ---------     ---------     ---------
End of Year .....................................    $  41,871    $   8,682     $ 166,254     $ 169,448     $ 398,341     $ 496,849
                                                     =========    =========     =========     =========     =========     =========

                                                                                        Scudder
                                                          -------------------------------------------------------------------------
                                                                 Bond Fund          Capital Growth Fund        International Fund
                                                          ----------------------   ----------------------    ----------------------
                                                            2002         2001        2002         2001         2002         2001
                                                          ---------    ---------   ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .......................   $     547    $     108   $  (4,517)   $ 108,309    $    (181)   $  42,085
   Net realized gain (loss) on investments ............         (47)           7     (16,385)     (30,057)      (7,700)     (29,658)
   Net unrealized appreciation (depreciation)
     of investments ...................................         270           96    (250,427)    (282,145)     (25,842)     (99,608)
                                                          ---------    ---------   ---------    ---------    ---------    ---------
Net Increase (Decrease) in net assets resulting
   from operations ....................................         770          211    (271,329)    (203,893)     (33,723)     (87,181)
                                                          ---------    ---------   ---------    ---------    ---------    ---------
From Unit Transactions:
   Contributions ......................................       6,236        4,889     146,424      156,260       33,747       43,350
   Withdrawals ........................................         (65)          --      (8,291)     (15,139)      (1,036)      (6,838)
   Net Transfers ......................................      (3,161)         755     (44,759)     (33,481)     (19,287)      (4,394)
                                                          ---------    ---------   ---------    ---------    ---------    ---------
Net Increase (Decrease) from unit
   transactions .......................................       3,010        5,644      93,374      107,640       13,424       32,118
                                                          ---------    ---------   ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS .................       3,780        5,855    (177,955)     (96,253)     (20,299)     (55,063)
NET ASSETS:
Beginning of Year .....................................      13,233        7,378     847,963      944,216      170,911      225,974
                                                          ---------    ---------   ---------    ---------    ---------    ---------
End of Year ...........................................   $  17,013    $  13,233   $ 670,008    $ 847,963    $ 150,612    $ 170,911
                                                          =========    =========   =========    =========    =========    =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For The Years Ended December 31,

                                                                       American Century                          Calvert
                                                                 ----------------------------          ----------------------------
                                                                 VP Capital Appreciation Fund              Social Balanced Fund
                                                                 ----------------------------          ----------------------------
                                                                   2002               2001               2002               2001
                                                                 ---------          ---------          ---------          ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...............................         $  (1,170)         $  51,441          $     454          $   2,821
   Net realized gain (loss) on
      investments ......................................            (5,685)            (7,201)            (3,854)              (382)
   Net unrealized appreciation
      (depreciation) of investments ....................           (22,407)           (95,007)            (5,731)            (7,829)
                                                                 ---------          ---------          ---------          ---------
Net Increase (Decrease) in net assets
   resulting from operations ...........................           (29,262)           (50,767)            (9,131)            (5,390)
                                                                 ---------          ---------          ---------          ---------
From Unit Transactions:
   Contributions .......................................            17,437             29,154             19,498             31,474
   Withdrawals .........................................            (2,416)            (2,052)           (15,516)            (1,345)
   Net Transfers .......................................            (9,129)           (15,565)           (11,669)           (13,191)
                                                                 ---------          ---------          ---------          ---------
Net Increase (Decrease) from unit
   transactions ........................................             5,892             11,537             (7,687)            16,938
                                                                 ---------          ---------          ---------          ---------
NET INCREASE (DECREASE) IN NET ASSETS ..................           (23,370)           (39,230)           (16,818)            11,548
NET ASSETS:
Beginning of Year ......................................           128,755            167,985             67,947             56,399
                                                                 ---------          ---------          ---------          ---------
End of Year ............................................         $ 105,385          $ 128,755          $  51,129          $  67,947
                                                                 =========          =========          =========          =========

                                                                                       Fidelity
                                                    -------------------------------------------------------------------------------
                                                              VIP                      VIP II                      VIP III
                                                       Equity-Income Fund            Contra Fund              Asset Manager Fund
                                                    -----------------------     -----------------------     -----------------------
                                                       2002          2001          2002          2001          2002          2001
                                                    ---------     ---------     ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................    $   4,944     $   9,755     $  (1,697)    $  12,514     $   3,970     $   2,117
   Net realized gain (loss) on
     investments ...............................       (9,426)         (713)       (8,094)       (5,076)       (1,846)         (929)
   Net unrealized appreciation
     (depreciation) of investments .............      (43,702)      (25,221)      (56,667)      (84,779)      (19,505)       (6,085)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) in net
   assets resulting from operations ............      (48,184)      (16,179)      (66,458)      (77,341)      (17,381)       (4,897)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
From Unit Transactions:
   Contributions ...............................       78,073        84,184       123,050       153,766        25,695       132,102
   Withdrawals .................................      (23,725)       (9,999)      (12,209)       (9,098)       (1,610)       (8,671)
   Net Transfers ...............................      (48,738)      (38,115)      (61,426)      (42,979)      (21,228)      (20,811)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) from unit
   transactions ................................        5,610        36,070        49,415       101,689         2,857       102,620
                                                    ---------     ---------     ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ..........      (42,574)       19,891       (17,043)       24,348       (14,524)       97,723
NET ASSETS:
Beginning of Year ..............................      243,305       223,414       590,786       566,438       173,863        76,140
                                                    ---------     ---------     ---------     ---------     ---------     ---------
End of Year ....................................    $ 200,731     $ 243,305     $ 573,743     $ 590,786     $ 159,339     $ 173,863
                                                    =========     =========     =========     =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2002 and 2001. Data shown for the preceding year representing the period from April 3, 2000 (commencement of operations) to December 31, 2000 was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                                                      Investment Company
                                  ------------------------------------------------------------------------------------------------
                                           Money Market                    All America                       Equity Index
                                  ------------------------------   ------------------------------   ------------------------------
                                      Years Ended December 31,        Years Ended December 31,         Years Ended December 31,
SELECTED PER UNIT AND             ------------------------------   ------------------------------   ------------------------------
SUPPLEMENTARY DATA:                 2002       2001       2000*      2002       2001       2000*      2002       2001       2000*
---------------------             --------   --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of
  period/year ..................  $   2.28   $   2.22   $   2.13   $   7.74   $   9.46   $  10.97   $   2.67   $   3.07   $   3.48
                                  ========   ========   ========   ========   ========   ========   ========   ========   ========
Unit value, end of period/year .  $   2.30   $   2.28   $   2.22   $   5.96   $   7.74   $   9.46   $   2.06   $   2.67   $   3.07
                                  ========   ========   ========   ========   ========   ========   ========   ========   ========
Units outstanding, beginning
  of period/year (1) ...........     5,020      8,275               112,867    115,511               234,984    208,558
Units Issued (1) ...............     3,043      2,474                29,776     44,187                80,427     88,695
Units Redeemed (1) .............    (2,044)    (5,729)              (43,797)   (46,831)              (57,900)   (62,169)
                                  --------   --------              --------   --------              --------   --------
Units Outstanding, end of
  period/year ..................     6,019      5,020      8,275     98,846    112,867    115,511    257,511    234,984    208,558
                                  ========   ========   ========   ========   ========   ========   ========   ========   ========
Net Assets (1) .................  $ 13,830   $ 11,469              $588,669   $873,831              $531,358   $628,387
                                  ========   ========              ========   ========              ========   ========
Expense Ratio (A)(1) ...........     0.90%      0.90%                 0.90%      0.90%                 0.90%      0.90%
                                  ========   ========              ========   ========              ========   ========
Investment Income Ratio (B)(1) .      1.7%       3.8%                  0.8%       0.4%                  1.6%       3.4%
                                  ========   ========              ========   ========              ========   ========
Total Return (C)(1) ............      0.6%       3.0%                -23.1%     -18.1%                -22.8%     -13.0%
                                  ========   ========              ========   ========              ========   ========

                                                                      Investment Company
                                ------------------------------------------------------------------------------------------------
                                      Mid-Cap Equity Index                   Bond                      Short-Term Bond Fund
                                ------------------------------   ------------------------------   ------------------------------
                                    Years Ended December 31,        Years Ended December 31,         Years Ended December 31,
SELECTED PER UNIT AND           ------------------------------   ------------------------------   ------------------------------
SUPPLEMENTARY DATA:               2002       2001       2000*      2002       2001       2000*      2002       2001       2000*
---------------------           --------   --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of
  period/year ................  $   1.25   $   1.28   $   1.25   $   3.57   $   3.31   $   3.17   $   1.46   $   1.37   $   1.30
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Unit value, end of period/year  $   1.05   $   1.25   $   1.28   $   3.78   $   3.57   $   3.31   $   1.52   $   1.46   $   1.37
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Units outstanding, beginning
  of period/year (1) .........   273,759    199,856                12,500      9,131                 3,204      2,979
Units Issued (1) .............    87,067     99,881                 7,469      8,286                 2,617      1,947
Units Redeemed (1) ...........   (27,803)   (25,978)               (6,656)    (4,917)               (1,358)    (1,722)
                                --------   --------              --------   --------              --------   --------
Units Outstanding, end of
  period/year ................   333,023    273,759    199,856     13,313     12,500      9,131      4,463      3,204      2,979
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Net Assets (1) ...............  $351,106   $343,399              $ 50,278   $ 44,614              $  6,765   $  4,652
                                ========   ========              ========   ========              ========   ========
Expense Ratio (A)(1) .........     0.90%      0.90%                 0.90%      0.90%                 0.90%      0.90%
                                ========   ========              ========   ========              ========   ========
Investment Income Ratio (B)(1)      1.8%       2.7%                  8.5%      10.2%                  3.3%       5.5%
                                ========   ========              ========   ========              ========   ========
Total Return (C)(1) ..........    -16.0%      -2.0%                  5.8%       7.8%                  4.1%       6.5%
                                ========   ========              ========   ========              ========   ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                     Investment Company
                                ------------------------------------------------------------------------------------------------
                                       Mid-Term Bond Fund                Composite Fund               Aggressive Equity Fund
                                ------------------------------   ------------------------------   ------------------------------
                                    Years Ended December 31,        Years Ended December 31,         Years Ended December 31,
SELECTED PER UNIT AND           ------------------------------   ------------------------------   ------------------------------
SUPPLEMENTARY DATA:               2002       2001       2000*      2002       2001       2000*      2002       2001       2000*
---------------------           --------   --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of
  period/year ................  $   1.51   $   1.38   $   1.34   $   4.87   $   5.52   $   5.80   $   2.47   $   2.79   $   3.20
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Unit value, end of period/year  $   1.64   $   1.51   $   1.38   $   4.46   $   4.87   $   5.52   $   1.95   $   2.47   $   2.79
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Units outstanding, beginning
  of period/year (1) .........     5,767      3,205                34,777     32,563               200,960    173,281
Units Issued (1) .............    24,344      4,689                16,351     22,937                50,916     59,555
Units Redeemed (1) ...........    (4,522)    (2,127)              (13,891)   (20,723)              (47,476)   (31,876)
                                --------   --------              --------   --------              --------   --------
Units Outstanding, end of
  period/year ................    25,589      5,767      3,205     37,237     34,777     32,563    204,400    200,960    173,281
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Net Assets (1) ...............  $ 41,871   $  8,682              $166,254   $169,448              $398,341   $496,849
                                ========   ========              ========   ========              ========   ========
Expense Ratio (A)(1) .........     0.90%      0.90%                 0.90%      0.90%                 0.90%      0.90%
                                ========   ========              ========   ========              ========   ========
Investment Income Ratio (B)(1)      5.4%       4.0%                 -3.5%       7.6%                    --       0.5%
                                ========   ========              ========   ========              ========   ========
Total Return (C)(1) ..........      8.7%       9.5%                 -8.3%     -11.8%                -21.2%     -11.4%
                                ========   ========              ========   ========              ========   ========

                                                                            Scudder
                                 ------------------------------------------------------------------------------------------------
                                            Bond Fund                     Capital Growth                    International
                                 ------------------------------   ------------------------------   ------------------------------
                                     Years Ended December 31,        Years Ended December 31,         Years Ended December 31,
SELECTED PER UNIT AND            ------------------------------   ------------------------------   ------------------------------
SUPPLEMENTARY DATA:                2002       2001       2000*      2002       2001       2000*      2002       2001       2000*
---------------------            --------   --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of
  period/year .................  $  14.60   $  13.94   $  12.97   $  34.34   $  42.97   $  49.54   $  13.72   $  20.02   $  25.18
                                 ========   ========   ========   ========   ========   ========   ========   ========   ========
Unit value, end of period/year   $  15.58   $  14.60   $  13.94   $  24.10   $  34.34   $  42.97   $  11.10   $  13.72   $  20.02
                                 ========   ========   ========   ========   ========   ========   ========   ========   ========
Units outstanding, beginning
  of period/year (1) ..........       906        529                24,693     21,974                12,459     11,288
Units Issued (1) ..............       591        638                 5,272      4,923                 2,838      3,714
Units Redeemed (1) ............      (405)      (261)               (2,164)    (2,204)               (1,725)    (2,543)
                                 --------   --------              --------   --------              --------   --------
Units Outstanding, end of
  period/year .................     1,092        906        529     27,801     24,693     21,974     13,572     12,459     11,288
                                 ========   ========   ========   ========   ========   ========   ========   ========   ========
Net Assets (1) ................  $ 17,013   $ 13,233              $670,008   $847,963              $150,612   $170,911
                                 ========   ========              ========   ========              ========   ========
Expense Ratio (A) (1) .........     0.90%      0.90%                 0.90%      0.90%                 0.90%      0.90%
                                 ========   ========              ========   ========              ========   ========
Investment Income Ratio (B) (1)      6.1%       3.9%                  0.3%      13.8%                  0.8%      23.1%
                                 ========   ========              ========   ========              ========   ========
Total Return (C) (1) ..........      6.7%       4.8%                -29.8%     -20.1%                -19.1%     -31.5%
                                 ========   ========              ========   ========              ========   ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                         American Century                   Calvert
                                                 ------------------------------   ------------------------------
                                                      VP Capital Appreciation            Social Balanced
                                                 ------------------------------   ------------------------------
                                                     Years Ended December 31,        Years Ended December 31,
SELECTED PER UNIT AND                            ------------------------------   ------------------------------
SUPPLEMENTARY DATA:                                2002       2001       2000*      2002       2001       2000*
---------------------                            --------   --------   --------   --------   --------   --------
Unit value, beginning of period/year ..........  $  13.44   $  18.82   $  20.62   $   2.98   $   3.23   $   3.46
                                                 ========   ========   ========   ========   ========   ========
Unit value, end of period/year ................  $  10.52   $  13.44   $  18.82   $   2.59   $   2.98   $   3.23
                                                 ========   ========   ========   ========   ========   ========
Units outstanding, beginning of period/year (1)     9,580      8,928                22,799     17,452
Units Issued (1) ..............................     1,844      3,198                 6,840     11,598
Units Redeemed (1) ............................    (1,409)    (2,546)               (9,934)    (6,251)
                                                 --------   --------              --------   --------
Units Outstanding, end of period/year .........    10,015      9,580      8,928     19,705     22,799     17,452
                                                 ========   ========   ========   ========   ========   ========
Net Assets (1) ................................  $105,385   $128,755              $ 51,129   $ 67,947
                                                 ========   ========              ========   ========
Expense Ratio (A)(1) ..........................     0.65%      0.70%                 0.90%      0.90%
                                                 ========   ========              ========   ========
Investment Income Ratio (B)(1) ................        --      37.5%                  2.4%       6.2%
                                                 ========   ========              ========   ========
Total Return (C)(1) ...........................    -21.7%     -28.6%                -12.9%      -7.8%
                                                 ========   ========              ========   ========

                                                                           Fidelity
                                ------------------------------------------------------------------------------------------------
                                    VIP Equity-Income Fund              VIP II Contra Fund          VIP II Asset Manager Fund
                                ------------------------------   ------------------------------   ------------------------------
                                    Years Ended December 31,        Years Ended December 31,         Years Ended December 31,
SELECTED PER UNIT AND           ------------------------------   ------------------------------   ------------------------------
SUPPLEMENTARY DATA:               2002       2001       2000*      2002       2001       2000*      2002       2001       2000*
---------------------           --------   --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of
  period/year ................  $  32.63   $  34.61   $  31.31   $  25.88   $  29.73   $  33.78   $  23.91   $  25.14   $  26.89
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Unit value, end of period/year  $  26.89   $  32.63   $  34.61   $  23.27   $  25.88   $  29.73   $  21.65   $  23.91   $  25.14
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Units outstanding, beginning
  of period/year (1) .........     7,456      6,455                22,828     19,053                 7,270      3,029
Units Issued (1) .............     3,087      3,144                 5,288      9,044                 1,750      8,058
Units Redeemed (1) ...........    (3,077)    (2,143)               (3,463)    (5,269)               (1,661)    (3,817)
                                --------   --------              --------   --------              --------   --------
Units Outstanding, end of
  period/year ................     7,466      7,456      6,455     24,653     22,828     19,053      7,359      7,270      3,029
                                ========   ========   ========   ========   ========   ========   ========   ========   ========
Net Assets (1) ...............  $200,731   $243,305              $573,743   $590,786              $159,339   $173,863
                                ========   ========              ========   ========              ========   ========
Expense Ratio (A)(1) .........     0.80%      0.80%                 0.80%      0.80%                 0.80%      0.80%
                                ========   ========              ========   ========              ========   ========
Investment Income Ratio (B)(1)      4.0%       6.2%                  0.8%       3.3%                  4.0%       3.3%
                                ========   ========              ========   ========              ========   ========
Total Return (C)(1) ..........    -17.6%      -5.7%                -10.1%     -12.9%                 -9.5%      -4.9%
                                ========   ========              ========   ========              ========   ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. The Mutual of America Separate Account No. 3 funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert") and in corresponding portfolios of Fidelity Variable Insurance Products Funds (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate affect of the dividend paid to the Funds of Separate Account No. 3 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2002 are as follows:

                                                           Number of   Net Asset
                                                            Shares       Value
                                                           ---------   ---------
Investment Company Funds:
   Money Market Fund: ...............................        11,656    $ 1.19
   All America Fund .................................       366,804      1.60
   Equity Index Fund ................................       344,331      1.54
   Mid-Cap Equity Index Fund ........................       362,727      0.97
   Bond Fund ........................................        39,399      1.27
   Short-Term Bond Fund .............................         6,446      1.05
   Mid-Term Bond Fund ...............................        42,883      0.98
   Composite Fund ...................................       136,273      1.22
   Aggressive Equity Fund ...........................       320,534      1.24
Scudder Portfolios:
   Bond Portfolio ...................................         2,471      6.98
   Capital Growth Portfolio-- Class "A" .............        58,008     11.54
   International Portfolio-- Class "A" ..............        23,133      6.52

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS (CONTINUED)

                                                          Number of   Net Asset
                                                            Shares      Value
                                                          ---------   --------
American Century VP Capital Appreciation Fund .........     17,846    $ 5.91
Calvert Social Balanced Portfolio .....................     34,274      1.50
Fidelity Portfolios:
   Equity-Income -- "Initial" Class ...................     11,043     18.16
   Contrafund -- "Initial" Class ......................     31,696     18.10
   Asset Manager -- "Initial" Class ...................     12,470     12.75

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% (.20% prior to January 1, 2002) and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts daily, a mortality risk charge, at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Mutual of America Life Insurance Company and
   Contract Owners of Mutual of America Separate Account No. 3:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 3 (comprised of the sub-accounts listed in note 1) (collectively, "the Separate Account") as of December 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying statements of changes in net assets for the year ended December 31, 2001 and financial highlights of the Separate Account for the year ended December 31, 2001 and the period April 3, 2000 (commencement of operations) to December 31, 2000 were audited by other auditors who have ceased operations and whose report thereon dated February 20, 2002, expressed an unqualified opinion on those statements.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Separate Account as of December 31, 2002, and the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

New York, New York
February 21, 2003

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com